Investment in Associate (Tables)	6 Months Ended
Jun. 30, 2025
Investment in Associates and Investments in Investees [Abstract]
Schedule of Fair Value of the Investment

The table below summarizes the fair value of the investment in MitoCareX:

Balance at January 1, 2024	$781
Investment following achievement of first milestone	600
Equity losses from investment in MitoCareX	(429)

Balance at December 31, 2024	952

Investment following achievement of second milestone	-
Equity losses from investment in MitoCareX	(312)

Balance at June 30, 2025	$640